FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-07959 Advisors Series Trust (Exact name of registrant as specified in charter)

615 East Michigan St.  Milwaukee, WI 53202
(Address of principal executive offices)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code: 414-765-5340

Date of Fiscal year-end: 12/31/2004

Date of reporting period: 7/1/2003 - 6/30/2004

Item 1. Proxy Voting Record

Fund Name: Avatar Advantage Balanced Fund

      ISSUER NAME               TICKER    CUSIP        MTG DATE     MTG TYPE

      Accenture Ltd.		ACN 	  G1150G111     2/5/04 	     Annual

                                          		Prop   Vote  Vote  Fr/Agnst
					 		Type	     Cast     Mgt

      1.01   Elect Dennis F. Hightower    		MGMT   YES   FOR    FOR
      1.02   Elect William L. Kimsey      		MGMT   YES   FOR    FOR
      1.03   Elect Robert I. Lipp         		MGMT   YES   FOR    FOR
      1.04   Elect Wulf von Schimmelmann  		MGMT   YES   FOR    FOR
      2.00   Ratify Selection of Auditors 		MGMT   YES   FOR    FOR

      Apache			APA 	  037411105 	12/18/03     Special

      1.00   Increase Authorized Common Stock 		MGMT 	YES  FOR     FOR

      Centex			CTX 	  152312104 	7/17/03      Annual

      1.00   Elect Directors              		MGMT 	YES  FOR     FOR
      2.00   Approve Annual Bonus Plan    		MGMT 	YES  FOR     FOR
      3.00   Adopt Stock Option Plan      		MGMT 	YES  FOR     FOR
      4.00   Ratify Selection of Auditors 		MGMT 	YES  FOR     FOR

      Cisco Systems		CSCO 	  17275R102 	11/11/03     Annual

      1.00   Elect Directors              		MGMT 	YES  WHOLD   AGNST
      2.00   Adopt Employee Stock Purchase Plan	 	MGMT 	YES  FOR     FOR
      3.00   Ratify Selection of Auditors       	MGMT 	YES  FOR     FOR
      4.00   Misc. Human/Political Rights Proposal 	SHLDR 	YES  AGNST   FOR
      5.00   Restrict Executive Compensation       	SHLDR 	YES  FOR     AGNST

      Countrywide Financial	CFC 	  222372104 	1/9/04 	     Special

      1.00   Increase Authorized Common Stock      	MGMT 	YES  FOR     FOR

      Dell			DELL 	  24702R101 	7/18/03      Annual

      1.00   Elect Directors                        	MGMT 	YES  FOR     FOR
      2.00   Repeal Classified Board                	MGMT 	YES  FOR     FOR
      3.00   Approve Name Change                    	MGMT 	YES  FOR     FOR
      4.00   Approve Annual Bonus Plan              	MGMT 	YES  FOR     FOR

      Electronic Arts		ERTS 	  285512109 	7/31/03      Annual

      1.00   Elect Directors                        	MGMT 	YES  FOR     FOR
      2.00   Add Shares to Stock Option Plan        	MGMT 	YES  FOR     FOR
      3.00   Add Shares to Employee Stock
        	Purchase Plan                           MGMT 	YES  FOR     FOR
      4.00   Ratify Selection of Auditors           	MGMT 	YES  FOR     FOR

      Family Dollar Stores	FDO 	  307000109 	1/15/04      Annual

      1.01   Elect Mark R. Bernstein                	MGMT 	YES  FOR     FOR
      1.02   Elect Sharon Allred Decker             	MGMT 	YES  FOR     FOR
      1.03   Elect Edward C. Dolby                  	MGMT    YES  FOR     FOR
      1.04   Elect Glenn A. Eisenberg               	MGMT 	YES  FOR     FOR
      1.05   Elect Howard R. Levine                 	MGMT 	YES  FOR     FOR
      1.06   Elect George R. Mahoney Jr.            	MGMT 	YES  FOR     FOR
      1.07   Elect James G. Martin                  	MGMT 	YES  FOR     FOR
      2.00   Adopt Director Stock Award Plan        	MGMT 	YES  FOR     FOR
      3.00   Ratify Selection of Auditors           	MGMT 	YES  FOR     FOR

      Franklin Resources	BEN 	  354613101 	1/29/04      Annual

      1.01   Elect Harmon E. Burns                  	MGMT 	YES  FOR     FOR
      1.02   Elect Charles Crocker                  	MGMT 	YES  FOR     FOR
      1.03   Elect Robert D. Joffe                  	MGMT 	YES  FOR     FOR
      1.04   Elect Charles B. Johnson               	MGMT 	YES  FOR     FOR
      1.05   Elect Rupert H. Johnson Jr.            	MGMT 	YES  FOR     FOR
      1.06   Elect Thomas H. Kean                   	MGMT 	YES  FOR     FOR
      1.07   Elect James A. McCarthy                	MGMT 	YES  FOR     FOR
      1.08   Elect Chutta Ratnathicam               	MGMT 	YES  FOR     FOR
      1.09   Elect Peter M. Sacerdote               	MGMT 	YES  FOR     FOR
      1.10   Elect Anne M. Tatlock                  	MGMT 	YES  FOR     FOR
      1.11   Elect Louis E. Woodworth               	MGMT 	YES  FOR     FOR
      2.00   Ratify Selection of Auditors           	MGMT 	YES  FOR     FOR
      3.00   Approve Annual Bonus Plan              	MGMT 	YES  AGNST   AGNST
      4.00   Amend Annual Bonus Plan                	MGMT 	YES  AGNST   AGNST

      KLA-TencorK		LAC 	  482480100 	11/5/03      Annual

      1.00   Elect Directors                        	MGMT 	YES  FOR     FOR
      2.00   Ratify Selection of Auditors           	MGMT 	YES  FOR     FOR

      Medtronic			MDT 	  585055106 	8/28/03      Annual

      1.00   Elect Directors                        	MGMT 	YES  FOR     FOR
      2.00   Ratify Selection of Auditors           	MGMT 	YES  FOR     FOR
      3.00   Adopt Stock Option Plan                	MGMT 	YES  FOR     FOR
      4.00   Approve Annual Bonus Plan              	MGMT 	YES  FOR     FOR

      Microsoft			MSFT 	  594918104 	11/11/03     Annual

      1.00   Elect Directors                        	MGMT 	YES  FOR     FOR
      2.00   Amend Stock Option Plan                	MGMT 	YES  FOR     FOR
      3.00   Amend Director Stock Option Plan       	MGMT 	YES  FOR     FOR
      4.00   Limit or End Charitable Giving         	SHLDR 	YES  AGNST   FOR

      Procter & Gamble		PG 	  742718109 	10/14/03     Annual

      1.00   Elect Directors                        	MGMT 	YES  FOR     FOR
      2.00   Ratify Selection of Auditors           	MGMT 	YES  FOR     FOR
      3.00   Adopt Director Stock Option Plan       	MGMT 	YES  FOR     FOR
      4.00   Repeal Classified Board                	SHLDR 	YES  FOR     AGNST
      5.00   Review or Curb Bioengineering          	SHLDR 	YES  AGNST   FOR

      Tidewater			TDW 	  886423102 	7/31/03      Annual

      1.00   Elect Directors                        	MGMT 	YES  FOR     FOR







Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

FUND CLOSED DECEMBER 30, 2003


SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


 Advisors Series Trust
(Registrant)

By Douglas H. Hess, Treasurer, Advisors Series Trust
(Signature & Title)

Date: August 31, 2004